Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net income	$ 479.4	$ 361.5
Add (deduct) items not affecting cash:
Amortization of intangible assets	147.5	123.8
Net impairment of lease assets and property and equipment	6.0	34.9
Deferred income taxes	27.9	(42.4)
Share-based compensation	40.3	43.0
Provisions	78.4	65.3
Other non-cash items	1.6	(1.6)
Cash flows from (used in) operations before changes in working capital	985.3	779.3
Trade and other receivables	124.9	(123.7)
Unbilled receivables	(34.9)	(44.3)
Contract assets	4.8	(27.2)
Prepaid expenses	3.3	3.4
Income taxes net recoverable	(72.9)	27.7
Trade and other payables and other accruals	(108.7)	(59.6)
Deferred revenue	(38.9)	47.5
Increase (decrease) in working capital	(122.4)	(176.2)
Net cash flows from operating activities	862.9	603.1
INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	(454.0)	(555.0)
Purchase of investments held for self-insured liabilities	(92.5)	(40.0)
Proceeds from sale of investments held for self-insured liabilities	82.0	73.8
Purchase of property and equipment and intangible assets	(71.9)	(99.0)
Other	2.3	15.2
Net cash flows used in investing activities	(534.1)	(605.0)
FINANCING ACTIVITIES
Net proceeds from issue of senior unsecured notes	422.8	0.0
Net (repayment of) proceeds from revolving credit facilities	(241.1)	175.0
Repayment of notes payable and other financing obligations	(82.7)	(101.1)
Net proceeds from (repayment of) bank indebtedness	12.0	(7.9)
Net lease payments	(149.5)	(124.1)
Payment of dividends to shareholders	(101.0)	(94.0)
Net cash flows used in financing activities	(139.5)	(152.1)
Foreign exchange (loss) gain on cash held in foreign currency	(19.7)	29.6
Net increase (decrease) in cash and cash equivalents	169.6	(124.4)
Cash and cash equivalents, beginning of the year	228.5	352.9
Cash and cash equivalents, end of the year	398.1	228.5
Property and equipment
Add (deduct) items not affecting cash:
Depreciation	70.6	67.7
Lease assets
Add (deduct) items not affecting cash:
Depreciation	$ 133.6	$ 127.1